Long - Term Debt - Deferred Financing Costs (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Fees and related costs deferred		$ 7,904	$ 307
Debt Issuance Costs, Net		14,095	9,299	$ 12,818
Write off of Deferred Debt Issuance Cost	$ 948
2024 Notes [Member]
Debt Instrument [Line Items]
Debt Issuance Costs, Net		2,426
Syndicated Senior Secured Credit Facility and Blue Ocean Junior Credit Facility [Member]
Debt Instrument [Line Items]
Fees and related costs deferred		4,726
Hellenic Bank Credit Facility [Member]
Debt Instrument [Line Items]
Fees and related costs deferred		$ 752
Hayfin Credit Facility [Member]
Debt Instrument [Line Items]
Fees and related costs deferred			307
Debt Issuance Costs, Net			$ 2,055